UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21219

Investment Company Act File Number

Eaton Vance Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund II

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 171.0%

Security	Principal Amount (000’s omitted)	Value
Education — 11.9%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$2,200	$2,287,780
Houston, TX, Higher Education Finance Corp., (St. John’s School), 5.25%, 9/1/33	565	578,786
Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35	1,745	1,861,933
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,710	3,002,734
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	1,500	1,501,425
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,570,380
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	500	529,310
Tennessee School Bond Authority, 5.50%, 5/1/38	1,000	1,068,180
University of Virginia, 5.00%, 6/1/40	1,500	1,585,950

		$13,986,478

Electric Utilities — 3.5%
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	$1,300	$1,278,420
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	1,420	1,520,578
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	500	539,865
Wyandotte County/Kansas City, KS, Unified Government Board of Public Utilities, 5.00%, 9/1/36	685	704,276

		$4,043,139

General Obligations — 15.4%
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	$1,680	$1,689,778
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	2,500	2,595,625
Hawaii, 5.00%, 12/1/29	2,500	2,740,975
Hawaii, 5.00%, 12/1/30	1,000	1,088,480
Mississippi, 5.00%, 10/1/36(1)	1,725	1,818,874
New York, 5.00%, 2/15/34(1)	2,750	2,918,850
New York, NY, 5.00%, 8/1/31	3,500	3,699,920
Oregon, 5.00%, 8/1/36	1,000	1,055,450
Virginia Beach, VA, 4.00%, 4/1/27	220	227,179
Virginia Beach, VA, 4.00%, 4/1/28	220	224,763

		$18,059,894

Hospital — 4.4%
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$870	$803,228
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	545	543,049
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	360	366,260
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,285	1,310,970
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	1,850	418,470
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	5,000	1,056,400
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	615	631,900

		$5,130,277

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 0.4%
Maricopa County, AZ, Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$595	$507,458

		$507,458

Insured – Education — 7.1%
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$2,500	$2,718,275
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	1,555	1,633,652
University of South Alabama, (BHAC), 5.00%, 8/1/38	3,900	3,926,637

		$8,278,564

Insured – Electric Utilities — 8.7%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,055,630
Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	6,335	4,490,755
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	735	755,301
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,205	2,101,012
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	1,595	1,748,598

		$10,151,296

Insured – Escrowed/Prerefunded — 7.1%
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.125%, 11/15/39	$1,695	$1,782,852
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	450	473,814
Washington, (AGM), Prerefunded to 7/1/16, 5.00%, 7/1/25(1)	5,500	6,114,845

		$8,371,511

Insured – General Obligations — 8.9%
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	$750	$856,935
Coast Community College District, CA, (Election of 2002), (AGM), 0.00%, 8/1/33	12,000	4,123,320
Goodyear, AZ, (NPFG), 3.00%, 7/1/26	1,315	1,217,940
Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	2,750	2,855,325
Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,250	1,390,725

		$10,444,245

Insured – Hospital — 20.7%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,750	$1,832,862
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,500	1,495,725
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	2,200	2,204,488
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	3,000	3,154,320
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	1,490	1,502,218
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500	2,497,874
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	750	754,418
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41	1,750	1,760,308
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,090	2,214,522
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	506,120
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,308,713
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	1,545	1,646,182
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,428,731

		$24,306,481

Security	Principal Amount (000’s omitted)	Value
Insured – Industrial Development Revenue — 1.2%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,355,236

		$1,355,236

Insured – Lease Revenue/Certificates of Participation — 6.0%
Essex County, NJ, Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,139,570
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	875	950,530
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,250	3,370,217
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	1,500	1,540,125

		$7,000,442

Insured – Other Revenue — 1.6%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$2,540	$686,841
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,137,800

		$1,824,641

Insured – Solid Waste — 1.1%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$740	$836,792
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	425	473,106

		$1,309,898

Insured – Special Tax Revenue — 2.4%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$2,340,420
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,440	490,220

		$2,830,640

Insured – Student Loan — 1.3%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,400	$1,490,244

		$1,490,244

Insured – Transportation — 25.3%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$260	$261,310
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	200	201,218
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	180	180,450
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	100	100,713
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	1,585	1,626,781
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	5,367,180
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,352,385
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,000	10,315,800
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/24	1,000	1,125,040
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	535	567,624
Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20(2)	13,885	2,218,823
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,111,989
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	255	275,295
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	290	309,813
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	1,750	1,913,555
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	2,755,849

		$29,683,825

Insured – Water and Sewer — 9.1%
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	$670	$724,458
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	420	457,544
Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	660	708,358
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	1,635	1,752,785
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/34	705	633,978
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,250	1,295,850
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33	435	456,793

Security	Principal Amount (000’s omitted)	Value
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	$1,000	$1,102,110
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,205	2,429,734
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,220	1,088,838

		$10,650,448

Lease Revenue/Certificates of Participation — 6.7%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,479,062
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	5,000	5,403,900

		$7,882,962

Other Revenue — 1.8%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$1,300	$1,438,359
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	485	471,047
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	260	250,234

		$2,159,640

Senior Living/Life Care — 0.2%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$235	$247,831

		$247,831

Special Tax Revenue — 9.6%
Homewood, AL, City Board of Education, 5.00%, 4/1/32	$1,880	$1,959,543
Maryland State Department of Transportation, 5.00%, 2/15/28	1,500	1,654,485
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	838,650
Michigan Trunk Line Fund, 5.00%, 11/15/30	110	116,751
Michigan Trunk Line Fund, 5.00%, 11/15/31	125	132,067
Michigan Trunk Line Fund, 5.00%, 11/15/33	105	109,432
Michigan Trunk Line Fund, 5.00%, 11/15/36	80	82,998
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	465	491,310
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	1,710	1,798,766
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(3)	3,800	4,132,918

		$11,316,920

Transportation — 12.5%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$640	$679,328
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	990	1,043,579
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,715	1,774,236
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	465	500,368
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	865	890,794
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,095	2,076,208
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,114,437
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	420	426,283
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/40	375	377,689
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	2,040	2,169,479
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	1,035,100
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	2,500	2,575,975

		$14,663,476

Water and Sewer — 4.1%
Chicago, IL, Water Revenue, 5.00%, 11/1/42	$1,000	$967,320
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,555	1,400,309
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	380	345,040
Detroit, MI, Water Supply System, 5.25%, 7/1/41	300	271,743
Marco Island, FL, Utility System, 5.00%, 10/1/34	205	210,535
Marco Island, FL, Utility System, 5.00%, 10/1/40	910	924,514
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/37	720	730,210

		$4,849,671

Total Tax-Exempt Municipal Securities — 171.0% (identified cost $202,212,334)		$200,545,217

Corporate Bonds & Notes — 0.0%(4)

Security	Principal Amount (000’s omitted)	Value
Municipal — 0.0%(4)
Las Vegas Monorail Co., Jr. Subordinated Notes, 3.00% to 12/31/15, 5.50%, 7/15/55(5)(6)	$47	$4,725
Las Vegas Monorail Co., Sr. Secured Notes, 5.50%, 7/15/19(5)(6)	164	24,809

Total Corporate Bonds & Notes — 0.0%(4) (identified cost $8,357)		$29,534

Total Investments — 171.0% (identified cost $202,220,691)		$200,574,751

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (38.1)%		$(44,700,907)

Other Assets, Less Liabilities — (32.9)%		$(38,544,759)

Net Assets Applicable to Common Shares — 100.0%		$117,329,085

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	13.1%
Others, representing less than 10% individually	86.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2013, 58.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 21.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,282,918.

(4)	Amount is less than 0.05%.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal.

A summary of open financial instruments at December 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/14	44 U.S. Long Treasury Bond	Short	$(5,739,857)	$(5,645,750)	$94,107

At December 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $94,107.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$160,110,755

Gross unrealized appreciation	$7,820,480
Gross unrealized depreciation	(9,651,484)

Net unrealized depreciation	$(1,831,004)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Securities	$—	$200,545,217	$—	$200,545,217
Corporate Bonds & Notes	—	—	29,534	29,534
Total Investments	$—	$200,545,217	$29,534	$200,574,751
Futures Contracts	$94,107	$—	$—	$94,107
Total	$94,107	$200,545,217	$29,534	$200,668,858

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2013 is not presented.

At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form
N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2014